                     U.S. SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM 12b-25

                           NOTIFICATION OF LATE FILING

[X] Form 1O-K/SB   [  ] Form 11-K   [  ] Form 10-Q   [  ] Form N-SAR

                         For Period Ended: May 31, 2002

[  ] Transition Report on Form 10-K
[  ] Transition Report on Form 20-F
[  ] Transition Report on Form 11-K
[  ] Transition Report on Form 10-Q
[  ] Transition Report on Form N-SAR

For the Transition Period Ended:____________________________________

         Read Attached Instruction Sheet Before Preparing Form. Please Print or
         Type.

         Nothing in this form shall be construed to imply that the Commission has verified any information contained herein.

         If the notification relates to a portion of the filing checked above, identify the Item(s) to which the notification relates:

           ______________________________________________________________

Part I - Registrant Information

         Full Name of Registrant: CENTRACK INTERNATIONAL, INC.

         Former Name if Applicable:

         Address of Principal Executive
         Office (Street and Number): 1900 Corporate Boulevard, Suite 305W

         City, State and Zip Code: Boca Raton, Florida 33431

Part II - Rules 12b-25(b) and (c)

If the subject report could not be filed without unreasonable effort or expense and the registrant seeks relief pursuant to Rule 12b-25(b) [Paragraph 23,047], the following should be completed.  (Check box, if appropriate)

        [X]   (a)   The reasons described in reasonable detail in Part III of
                    this form could not be eliminated without unreasonable
                    effort or expense;

        [X]   (b)   The subject annual report, semi-annual report, transition
                    report on Form 10-K/SB, Form 20-F, 11-K or Form N-SAR, or
                    portion thereof will be filed on or before the fifteenth
                    calendar day following the prescribed due date; or the
                    subject quarterly report or transition report on Form 10-Q, or portion thereof will be filed on or before the fifth
                    calendar day following the prescribed due date; and [Amended in Release No. 34-26589 (Paragraph 72,435), effective April
                    12, 1989, 54 F.R. 10306.]

        [ ]   (c)   The accountant's statement or other exhibit required by Rule
                    12b-25(c) has been attached if applicable.

Part III -  Narrative

State below in reasonable detail the reasons why the Form 1O-K, 20-F, 11-K,
10-Q, N-SAR, or the transition report or portion thereof could not be filed within the prescribed time period. [Amended in Release No. 34-26589 (Paragraph
72,435), effective April 12, 1989, 54 F.R. 10306.]

         The Form 10-KSB could not be filed within the prescribed time because of additional time required by Registrant's management to provide certain information to be included in such Form 10-KSB.

Part IV - Other Information

         (1)   Name and telephone number of person to contact in regard to this notification:

         Laurence S. Isaacson                     (561)            241-9921
                (Name)                         (Area Code)    (Telephone Number)

         (2)   Have all other periodic reports required under Section 13 or 15(d)
               of the Securities Exchange Act of 1934 or Section 30 of the
               Investment Company Act of 1940 during the preceding 12 months or for such shorter period that the registrant was required to file such report(s) been filed?  If the answer is no, identify report(s).

                                               [X] Yes   [ ] No

         (3)   Is it anticipated that any significant change in results of operations from the corresponding period for the last fiscal year will be reflected by the earnings statements to be included in the subject report or portion thereof?

                                               [ ] Yes   [X] No

         If so: attach an explanation of the anticipated change, both narratively and quantitatively, and, if appropriate, state the reasons why a reasonable estimate of the results cannot be made.

                                       2

                          CENTRACK INTERNATIONAL, INC.
                  (Name of Registrant as specified in charter)

has caused this notification to be signed on its behalf by the undersigned thereunto duly authorized.

Date:    October 10, 2002                      By: /s/ Laurence S. Isaacson
                                                       Laurence S. Isaacson, President